Leases (Details) - Schedule of Components of Lease Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Lease Expenses [Abstract]
Lease cost
Amortization of right-of-use assets	754	619
Interest of operating lease liabilities	40	29
Total Lease cost	$ 794	$ 648